Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [table]
Designated as at fair value through profit or loss by type	€ 41,808	€ 48,444
Funds entrusted [member]
Disclosure of fair value measurement of liabilities [table]
Designated as at fair value through profit or loss by type	35,513	41,911
Subordinated liabilities [member]
Disclosure of fair value measurement of liabilities [table]
Designated as at fair value through profit or loss by type	230	258
Debt Securities [member]
Disclosure of fair value measurement of liabilities [table]
Designated as at fair value through profit or loss by type	€ 6,065	€ 6,276